Other Receivables and Other Income (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, gross	12,461	19,481
Allowance for doubtful accounts, other receivables	(4,357)	0
Other receivables, net	8,940	19,941
Other receivables, long term portion, net	836	460
Other receivables, net	8,104	19,481
Due from investee corporations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, gross	1	3
Due from vendors for agency services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, gross	10,812	12,332
Other receivables, long term portion, gross	836	460
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, gross	2,484	7,606